Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 21, 2020
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 21, 2020
Prospectus Date	rr_ProspectusDate	Dec. 15, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A